Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 28, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	MORGAN STANLEY SMITH BARNEY CHARTER ASPECT L.P.
Entity Central Index Key	0000914747
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 78,707,496
Entity Common Stock, Shares Outstanding		3,339,441.720
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012